INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
	December 31,
	2013	2012
Cost:
Technology (*)	$12,790	$9,663
Customer relationships	2,714	2,714

Total cost	15,504	12,377
Accumulated amortization:
Technology	8,663	8,663
Customer relationships	2,714	2,714

Total accumulated amortization	11,377	11,377

Amortized cost	$4,127	$1,000

(*) Includes purchase of IPs of $3.1 million for the purpose of manufacturing the new chip  product line.